ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION
Schedule of significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
(a)	As of December 31, 2023, the principal consolidated subsidiaries and VIEs of the Company are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Subsidiaries:
VNET Group Limited (“VNET HK”)	May 25, 2007	Hong Kong	100%	Investment holding
VNET Data Center Co., Ltd. (“VNET China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
VNET (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
VNET Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
VNET Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
VNET Mobile Limited (“VNET Mobile”)	April 30, 2013	Hong Kong	100%	Investment holding and provision of telecommunication services
WiFire Group Inc. (“WiFire Group”)	March 7, 2014	British Virgin Islands	100%	Investment holding
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1)	April 30, 2013	PRC	100%	Provision of technical and consultation services
VNET Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
VNET Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of finance leasing business services
VNET DRP Investment Holdings Limited (“DRP investment”)	January 13, 2017	Hong Kong	100%	Investment holding
Shihua DC Investment Holdings Limited (“Shihua Investment”)	March 14, 2017	Cayman Islands	51%	Investment holding
VNET (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1)	July 5, 2012	PRC	51%	Provision of technical and internet data center services
Foshan Zhuoyi Intelligence Data Co., Ltd. (“FS Zhuoyi”) (1)	July 7, 2016	PRC	51%	Provision of internet data center services
Beijing Hongyuan Network Technology Co., Ltd. (“BJ Hongyuan”) (1)	December 8, 2014	PRC	51%	Provision of internet data center services
Dermot Holdings Limited (“Dermot BVI”)	August 10, 2014	British Virgin Islands	100%	Investment holding
VNET Technology Development (Suzhou) Co., Ltd.(“Suzhou Technology”)	March 13, 2019	PRC	100%	Provision of internet data center services
Huailai hulianyun Technology Co., Ltd.(“Huailai hulianyun”)	June 26, 2019	PRC	100%	Provision of internet data center services
Shihua DC Investment Holdings 2 Limited (“Shihua Holdings 2”)	August 20, 2019	Cayman Islands	100%	Investment holding
Shanghai Waigaoqiao Free Trade Zone Gaogang Technology Co., Ltd. (“Waigaoqiao Technology”) (1)/(4)	August 20, 2019	PRC	100%	Provision of internet data center services
Tongyun Internet (Beijing) Cloud Computing Technology Co., Ltd.(“Tongyun BJ”)	January 19, 2020	PRC	100%	Provision of internet data center services
Shanghai Edge Connect Technology Co., Ltd. (“SH Edge Connect”) (1)	November 3, 2020	PRC	100%	Provision of technical and internet data center services
Beijing Jianghe Cloud Technology Co., Ltd. (“BJ JHC”) (1)	November 17, 2020	PRC	100%	Provision of internet data center services
Beijing Shuntou Green Energy Data Technology Co., Ltd. (“BJ ST”) (1)	November 17, 2020	PRC	100%	Provision of internet data center services
Jiwa Senlin (Beijing) Engineering Co., Ltd.(“Jiwa Engineering BJ”) (1)	April 8, 2021	PRC	100%	Provision of internet data center services
Beijing TenxCloud Technology Co., Ltd. (“BJ TenxCloud”) (1)/(3)	July 15, 2021	PRC	100%	Provision of digitalization solution services
Zhongke Zijing Technology Co., Ltd. (“Zhongke Zijing”) (1)/(14)	August 16, 2021	PRC	100%	Provision of technical and consultation services
Gu’an Junhui Network Technology Co., Ltd. (“Gu’an Junhui”) (1)/(4)	August 16, 2021	PRC	100%	Provision of internet data center services
Beijing Jianghe Shuzhi Technology Co., Ltd.(“BJ Jianghe Shuzhi”) (1)/(7)	August 1, 2022	PRC	100%	Provision of internet data center services
Jianghe Chuangke (Beijing) Technology Co., Ltd.(“Jianghe Chuangke”)(1)/(7)	August 1, 2022	PRC	100%	Provision of internet data center services
Beijing Jianghe Cloud Industrial Internet Technology Co., Ltd.(“Jianghe Industrial”)(1)/(7)	August 1, 2022	PRC	100%	Provision of internet data center services
Beijing Xunneng Digital Industry Empowerment Center Co., Ltd.(“BJ Xunneng”)(1)/(7)	August 1, 2022	PRC	100%	Provision of internet data center services

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (“VNET Technology”) (2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (“WiFire Network”) (2)	April 1, 2014	PRC	—	Provision of telecommunication services
Shanghai Zhiyan Yunwei Technology Co., Ltd. (“SH Zhiyan”) (2)	December 12, 2020	PRC	—	Provision of telecommunication services

Held directly by VNET Technology:
Beijing VNET Broad Band Data Center Co., Ltd. (“VNET Beijing”) (2)	March 15, 2006	PRC	—	Provision of internet data center services
Shanghai Shilian Technology Co., Ltd. (“SH Shilian”)	October 22, 2012	PRC	—	Provision of internet data center services
Beijing VNET Technology Co., Ltd.(“VNET BJ”)	April 1, 2021	PRC	—	Provision of internet data center services

Held directly by VNET Beijing:
VNET (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (2)	December 19, 2011	PRC	—	Dormant company
Beijing Yilong Xinda Technology Co., Ltd. (“Yilong Xinda”) (2)	February 28, 2013	PRC	—	Provision of internet data center services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (2)	September 30, 2014	PRC	—	Provision of internet data center services
Guangzhou Lianyun Big Data Co., Ltd. (“GZ Lianyun”) (2)	April 14, 2016	PRC	—	Provision of internet data center services
Beijing Xianghu Yunlian Technology Co., Ltd. (“Xianghu Yunlian”) (2)	November 7, 2018	PRC	—	Provision of internet data center services
Shanghai Hujiang Songlian Technology Co., Ltd.(“Hujiang Songlian”) (2)	December 17, 2018	PRC	—	Provision of internet data center services
Beijing Shuhai Hulian Technology Co., Ltd. (“BJ Shuhai”) (2)	January 2, 2019	PRC	—	Provision of internet data center services
Nantong Chenghong Cloud Computing Co., Ltd. (“NT Chenghong”) (2)	December 24, 2019	PRC	—	Provision of internet data center services

Held directly by SH Shilian:
Shanghai Shuzhong Investment Management Co., Ltd. (“SH Shuzhong”) (2)	June 30, 2020	PRC	—	Provision of internet data center services
Sanhe Shulifang Information Technology Co., Ltd. (“Shulifang”) (2)	July 21, 2020	PRC	—	Provision of internet data center services
Langfang Huahai Internet Technology Co., Ltd. (“LF Huahai”) (2)	September 11, 2020	PRC	—	Provision of internet data center services
Shanghai Hesheng Data System Co., Ltd. (“SH Hesheng”) (2)/(5)	November 11, 2021	PRC	—	Provision of internet data center services
Hebei Ketai Internet Technology Co., Ltd.(“HB Ketai”)	September 26, 2022	PRC	—	Provision of internet data center services

Held directly by VNET BJ:
WLCB Century Cloud Data Technology Co., Ltd.(“WLCB Century Cloud”)	April 1, 2021	PRC	—	Provision of internet data center services

Held directly by SH Zhiyan:
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Shanghai Edge Blue Cloud Network Technology Co., Ltd. (“SH Edge Network”) (2)/(6)	January 7, 2021	PRC	—	Provision of internet data center services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	20%	Provision of virtual private network services
(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On July 15, 2021, the Company through its subsidiary, Shenzhen Cloud Native Technology Co., Ltd. (“SZ Cloud Native”), acquired 100% equity interest of BJ TenxCloud.
(4)	On August 16, 2021, the Company through its subsidiary, Jiwa Engineering BJ, acquired 100% equity interest of Zhongke Zijing and Gu’an Junhui.
(5)	On November 11, 2021, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of SH Hesheng.
(6)	On January 7, 2021, the Company, through SH Zhiyan, established SH Edge Network for internet data center services.
(7)	On August 1, 2022, the Company through its subsidiary, VNET Saturn and YF WFOE, acquired 100% equity interest of BJ Jianghe Shuzhi, Jianghe Chuangke, Jianghe Industrial and BJ Xunneng (Note 4).

Schedule of consolidated VIE before eliminating intercompany balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company:

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	1,428,768	923,692
Restricted cash	301,825	434,421
Accounts receivable (net of allowance for doubtful debt of RMB100,797 and RMB161,837 as of December 31, 2022 and 2023 respectively)	1,400,546	1,412,456
Prepaid expenses and other current assets	1,976,164	2,081,948
Amounts due from related parties	13,942	58,823
Total current assets	5,121,245	4,911,340
Non-current assets:
Property and equipment, net	7,495,362	7,398,768
Intangible assets, net	475,652	453,606
Land use rights, net	44,233	56,971
Operating lease right-of-use assets, net	3,452,533	3,948,272
Goodwill	332,645	—
Restricted cash	—	382
Deferred tax assets, net	153,676	208,266
Other non-current assets	165,570	148,383
Long-term investments, net	82,744	168,377
Total non-current assets	12,202,415	12,383,025
Total assets	17,323,660	17,294,365
Current liabilities:
Short-term bank borrowings	—	30,000
Accounts and notes payable	483,030	493,837
Accrued expenses and other payables	1,488,031	1,616,423
Advances from customers	1,157,963	1,605,247
Deferred revenue	84,775	83,546
Income taxes payable	25,188	13,531
Amounts due to inter-companies, net (1)	6,071,651	4,736,035
Amounts due to related parties	6,928	356,080
Current portion of finance lease liabilities	165,221	97,388
Current portion of long-term borrowings	417,442	544,803
Current portion of deferred government grants	3,646	8,062
Current portion of operating lease liabilities	655,663	754,935
Total current liabilities	10,559,538	10,339,887

	As of December 31,
	2022	2023
	RMB	RMB
Non-current liabilities:
Amounts due to inter-companies, net (1)	1,020,972	1,020,972
Long-term borrowings	1,861,545	2,464,811
Non-current portion of finance lease liabilities	615,309	720,954
Unrecognized tax benefits	86,799	98,082
Deferred tax liabilities	149,475	139,174
Deferred government grants	2,726	11,862
Non-current portion of operating lease liabilities	2,872,323	3,230,506
Total non-current liabilities	6,609,149	7,686,361
Total liabilities	17,168,687	18,026,248

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	5,145,110	5,944,519	6,418,125
Net income (loss)	92,594	(66,764)	(999,101)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash generated from operating activities	866,712	1,351,179	1,418,796
Net cash used in investing activities	(2,695,707)	(1,849,339)	(1,431,085)
Net cash generated from (used in) financing activities	1,788,528	1,243,495	(359,809)
Net (decrease) increase in cash and cash equivalents and restricted cash	(40,467)	745,335	(372,098)
(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.